ORGANIZATION AND PRINCIPAL BUSINESS	12 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL BUSINESS

1. ORGANIZATION AND PRINCIPAL BUSINESS

Click Holdings Limited (“Click Holdings”) was incorporated on January 31, 2024 in the British Virgin Islands (“BVI”). Click Holdings is a holding company without any operations and owns major subsidiaries incorporated in Hong Kong (collectively, the “Company”).

On October 9, 2024, Click Holdings completed its initial public offering on the Nasdaq Capital Market under the ticker symbol “CLIK”.

The Company is a human resources solutions provider primarily focused on talent sourcing and the provision of temporary and permanent personnel in: (i) professional, (ii) nursing, and (iii) logistics and other services.

Business Reorganization

A reorganization of the Company’s legal entity structure was completed in August 2024. The reorganization involved the incorporation of Click Holdings in January 2024, and the equity transfer of Booming Voice Limited (“Booming Voice”) and Diligent Yield Investment Development Limited (“Diligent Yield”) to Click Holdings in February 2024. This transaction was treated as a reorganization of the companies under common control and the Company’s consolidated financial statements (“CFS”) give retroactive effect to this transaction.

The following sets forth the Company’s consolidated subsidiaries:

Subsidiaries	Place of incorporation	% of beneficial ownership as of the date of this report	Date of incorporation	Principal activities
Booming Voice	BVI	100%	October 25, 2023	Holding company, not engaged in any business activities
Diligent Yield	BVI	100%	October 1, 2021	Holding company, not engaged in any business activities
Top Spin Investment Company Limited (“Top Spin”)	BVI	100%	February 20, 2025	Holding company, not engaged in any business activities
Performance Plus Enterprises Limited (“Performance Plus”)	BVI	80%	July 1, 2014	Holding company, not engaged in any business activities
Lead Yield Investment Development Limited	BVI	100%	November 23, 2021	Holding company, not engaged in any business activities
JFY Corporate Services Company Limited (“JFY Corporate”)	Hong Kong	100%	May 8, 2017	Provision of human resources solution services for professional services
Click Services Limited (“Click Services”)	Hong Kong	100%	August 28, 2020	Provision of human resources solution services for nursing solution services and logistics and other solution services
Care U Professional Nursing Service Limited (“Care U”)	Hong Kong	80%	December 3, 2014	Provision of human resources solution services for nursing solution services
Bowser Human Resources Limited (“Bowser”)	Hong Kong	100%	February 18, 2021	Provision of human resources solution services for professional services
Top Team Consultants Limited (“Top Team”)	Hong Kong	100%	September 25, 2015	Provision of human resources solution services for logistics and other solution services
Axiom Digital Limited (“Axiom”)	Hong Kong	100% (Note)	February 9, 2023	Provision of human resources solution services for other solution services
Click Logistics Services Limited (“Click Logistics”)	Hong Kong	100% (Note)	December 15, 2021	Provision of human resources solution services for logistics and other solution services

Note: The acquisitions of Axiom (May 2026) and Click Logistics (August 2025) from Mr. Chan, the controlling shareholder of the Company, were accounted for as common-control combinations in accordance with ASC 805-50. As Axiom and Click Logistics are not significant to the CFS for the years ended June 30, 2025 and 2026 and the ordinary shares of the Company were issued for the acquisition of Axiom during the year ended June 30, 2026, management has assessed the impact of these combinations and concluded that the effect of retrospectively adjusting the comparative financial statements is immaterial. Accordingly, the comparative financial statements have not been restated, and the combinations have been reflected prospectively from the respective dates of transfer. The differences between the consideration transferred and the historical carrying amounts of the net assets acquired have been recognized in other reserve.

CLICK HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND PRINCIPAL BUSINESS (cont.)